SIGNIFICANT ACCOUNTING POLICIES (Schedule of Company's Revenue by Category) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 502,917	$ 464,431	$ 433,895
Saas [Member]
Disaggregation of Revenue [Line Items]
Revenue	69,303	24,305	7,286
Self-hosted subscription (Member)
Disaggregation of Revenue [Line Items]
Revenue	65,325	32,120	10,882
Perpetual License [Member]
Disaggregation of Revenue [Line Items]
Revenue	115,738	176,061	221,955
Maintenance and support [Member]
Disaggregation of Revenue [Line Items]
Revenue	214,036	190,897	157,486
Professional services [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 38,515	$ 41,048	$ 36,286